Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2055 Portfolio
March 31, 2022
VIPF2055-NPRT1-0522
1.9894057.102
Domestic Equity Funds - 48.9%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	10,330	502,235
VIP Equity-Income Portfolio Initial Class (a)	20,500	529,711
VIP Growth & Income Portfolio Initial Class (a)	22,930	602,834
VIP Growth Portfolio Initial Class (a)	5,684	516,648
VIP Mid Cap Portfolio Initial Class (a)	3,892	146,900
VIP Value Portfolio Initial Class (a)	21,155	389,261
VIP Value Strategies Portfolio Initial Class (a)	11,619	190,206
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,608,237)		2,877,795

International Equity Funds - 42.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	79,534	874,874
VIP Overseas Portfolio Initial Class (a)	64,391	1,630,379
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,629,735)		2,505,253

Bond Funds - 8.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	8,784	95,042
Fidelity International Bond Index Fund (a)	2,521	23,999
Fidelity Long-Term Treasury Bond Index Fund (a)	19,081	251,484
VIP High Income Portfolio Initial Class (a)	19,478	98,366
VIP Investment Grade Bond Portfolio Initial Class (a)	2,737	32,815
TOTAL BOND FUNDS (Cost $525,296)		501,706

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,763,268)	5,884,754
NET OTHER ASSETS (LIABILITIES) - 0.0%	(722)
NET ASSETS - 100.0%	5,884,032

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	114,909	26,024	42,896	-	(682)	(2,313)	95,042
Fidelity International Bond Index Fund	28,599	12,708	15,709	22	(769)	(830)	23,999
Fidelity Long-Term Treasury Bond Index Fund	216,499	97,157	36,927	1,174	(2,880)	(22,365)	251,484
VIP Contrafund Portfolio Initial Class	491,432	128,216	65,867	4,652	(7,094)	(44,452)	502,235
VIP Emerging Markets Portfolio Initial Class	858,167	255,279	127,376	-	(21,249)	(89,947)	874,874
VIP Equity-Income Portfolio Initial Class	519,799	103,691	87,982	672	(2,172)	(3,625)	529,711
VIP Growth & Income Portfolio Initial Class	591,747	121,721	113,336	1,160	523	2,179	602,834
VIP Growth Portfolio Initial Class	502,599	150,653	80,677	23,768	(7,921)	(48,006)	516,648
VIP High Income Portfolio Initial Class	85,698	29,245	13,340	33	(437)	(2,800)	98,366
VIP Investment Grade Bond Portfolio Initial Class	54,468	28,255	46,011	1,775	(2,315)	(1,582)	32,815
VIP Mid Cap Portfolio Initial Class	144,164	36,352	21,500	3,398	(1,676)	(10,440)	146,900
VIP Overseas Portfolio Initial Class	1,537,470	481,522	173,854	12,177	(17,330)	(197,429)	1,630,379
VIP Value Portfolio Initial Class	381,102	81,478	76,057	5,059	(1,379)	4,117	389,261
VIP Value Strategies Portfolio Initial Class	186,691	38,767	35,085	1,618	(428)	261	190,206
	5,713,344	1,591,068	936,617	55,508	(65,809)	(417,232)	5,884,754

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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